Total
USA Mutuals Vice Fund
FUND SUMMARY – USA MUTUALS VICE FUND
Investment Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in Choosing a Share Class on page 20 of the Prospectus. In addition, description of the sales load waivers and/or discounts for Class A shares with respect to certain financial intermediaries are reproduced in “Appendix A: Intermediary-Specific Sales Charge Waivers and Discounts” to the Prospectus based on information provided by the financial intermediary.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - USA Mutuals Vice Fund	USA Mutuals Vice Fund Institutional Class	USA Mutuals Vice Fund Investor Class	USA Mutuals Vice Fund Class A	USA Mutuals Vice Fund Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	5.75%	none
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the shares redeemed within 12 months of purchase)	none	none	none	1.00%
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of purchases of $1,000,000 or more that are redeemed within 18 months of purchase)	none	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - USA Mutuals Vice Fund		USA Mutuals Vice Fund Institutional Class	USA Mutuals Vice Fund Investor Class	USA Mutuals Vice Fund Class A	USA Mutuals Vice Fund Class C
Management Fees		0.95%	0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees		none	0.25%	0.25%	1.00%
Other Expenses		0.43%	0.44%	0.44%	0.42%
Interest Expense		none	none	none	0.01%
Expense Recapture		none	none	none	none
Total Annual Fund Operating Expenses		1.38%	1.64%	1.64%	2.38%
Fee Waiver and Reimbursement	[1]	(0.14%)	(0.15%)	(0.15%)	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement		1.24%	1.49%	1.49%	2.24%
[1]	The Fund’s adviser, USA Mutuals Advisors, Inc. (the “Adviser”), has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until July 31, 2023, to ensure that total annual fund operating expenses after fee waiver and reimbursement (exclusive of front-end or contingent deferred loads, shareholder servicing plan fees, taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses, extraordinary expenses and class specific expenses like distribution (12b-1) fees (collectively, “Excluded Expenses”)) will not exceed 1.24% of the Fund’s average daily net assets for each share class These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years after the fees were waived or reimbursed), if such recoupment can be achieved within the lesser of the expense limitation in place at the time of wavier and the expense limitation in place at the time of recapture. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - USA Mutuals Vice Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
USA Mutuals Vice Fund Institutional Class	226	423	742	1,645
USA Mutuals Vice Fund Investor Class	152	503	878	1,931
USA Mutuals Vice Fund Class A	718	1,049	1,402	2,395
USA Mutuals Vice Fund Class C	327	729	1,258	2,706

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended March 31, 2022, the Fund’s portfolio rate was 7% of the average value of its portfolio.

Principal Investment Strategies:

The Fund, a diversified investment company, invests primarily in equity securities (i.e., common stocks, preferred stocks and securities convertible into common stocks) of small, medium and large capitalization companies, which include U.S. issuers and foreign issuers, including those whose securities are traded in foreign jurisdictions, as well as those whose securities are traded in the U.S. as American Depositary Receipts (“ADRs”).

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies that derive a significant portion of their revenues from a group of vice industries that includes the alcoholic beverages, defense/aerospace, gaming, and tobacco industries. The Fund concentrates at least 25% of its net assets in this group of four vice industries (but no more than 80% of its net assets in any single industry). “Vice industries” are those industries whose focus, in the Adviser’s assessment, may be morally questioned by members of the general public or face funding or regulatory challenges because of social disapproval. In addition, under normal market conditions, the Fund invests in at least three countries (one of which may be the United States) and invests at least 40% of its total assets at the time of purchase in non-U.S. companies.

The Fund also participates in short selling of securities and certain options strategies in an attempt to generate incremental returns. Use of these strategies may vary depending upon market and other conditions and may be limited by regulatory and other constraints.

For cash management purposes or due to a lack of suitable investment opportunities, the Fund may hold up to 20% of its net assets in cash or similar short-term, high-quality debt securities. For temporary defensive purposes, the Fund may invest up to 100% of its total assets in high-quality, short-term debt securities and money market instruments. These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers’ acceptances, shares of money market mutual funds, U.S. government securities and repurchase agreements.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance.

The following describes the risks of investing in the Fund. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

ADR Risk. Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer, and there is less information available about unsponsored ADRs than sponsored ADRs; unsponsored ADRs are also not obligated to pass through voting rights to the Fund.

Asset Allocation Risk. Asset allocation to a particular strategy may not reflect actual market movement or the effect of economic conditions.

Cash and Cash Equivalents Risk. The Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Convertible Securities Risk. Convertible securities are subject to many of the same risks as regular fixed-income securities, including the risk that when market interest rates rise, the value of the convertible security falls, and in the event of a liquidation of the issuing company, holders of convertible securities generally would be paid after the company’s creditors but before the company’s common shareholders.

Derivatives Risk. Investing in derivatives, specifically call and put options, for hedging purposes and to reduce Fund volatility, as well as direct investment may subject the Fund to losses if the derivatives do not perform as expected. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships.

Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund may experience lower returns if the value of the reference index or security rises above the strike price.

Emerging Markets Risk. Investing in emerging markets, including frontier markets, involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and to political systems that can be expected to have less stability, than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a particular sector, or a particular company.

Foreign Securities Risk. Since the Fund’s investments may include foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Industry Concentration Risk. The Fund concentrates at least 25% of its net assets in the group of four vice industries identified in this Prospectus and therefore may be subject to the risks affecting those industries, including the risk that the securities of companies within those industries will underperform due to adverse economic conditions, regulatory or legislative changes or increased competition affecting those industries, more than would a fund that invests in a wide variety of industries.

Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Leverage Risk. Leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio.

Liquidity Risk. The securities of many companies with small- and mid-size capitalizations may have less “float” (the number of shares that normally trade on a given day) and less interest in the market and therefore are subject to liquidity risk. Certain securities may be difficult or impossible to sell at the time and price that the Fund would like to sell.

Management Risk. The Adviser may be incorrect in its assessment of the intrinsic value of the securities the Fund holds which may result in a decline in the value of Fund shares and failure to achieve its investment objective. The Fund’s portfolio managers use qualitative analyses and/or models. Any imperfections or limitations in such analyses and models could affect the ability of the portfolio managers to implement strategies.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. In particular, the gaming industry has experienced substantial disruption and uncertainty as a result of COVID-19 and related government-imposed restrictions. For example, many casinos have been forced to halt or modify operations due to the imposition of mandatory business closures and to address social distancing guidelines. The effects of COVID-19 may lead to a substantial economic downturn or recession in the U.S. and global economies, the recovery from which is uncertain and may last for an extended period of time. As a result of this significant volatility, many of the risks discussed herein associated with an investment in the Fund may be increased.

Short Sales Risk. Short sales risk is the risk of loss associated with any appreciation on the price of a security borrowed in connection with a short sale. The Fund may engage in short sales that are not made “against-the-box,” which means that the Fund may sell short securities even when they are not actually owned or otherwise covered at all times during the period the short position is open. Short sales that are not made “against-the-box” theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase.

Small- and Mid-Capitalization Companies Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience

Stock Market Risk: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously.

U.S. Government Securities Risk. Although U.S. government securities are considered among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Investor Class shares for each full calendar year since the inception of the Predecessor Fund (as defined below). Although Institutional Class, Class A and Class C shares have similar annual returns to Investor Class shares because the classes are invested in the same portfolio of securities, the returns for Institutional Class, Class A and Class C shares are different than Investor Class shares because Institutional Class, Class A and Class C shares have different expenses than Investor Class shares. The performance table compares the performance of the Fund Investor Class shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). The Fund acquired all of the assets and liabilities of USA Mutuals Vitium Global Fund, a series of USA Mutuals, (the “Predecessor Fund”) in a tax-free reorganization on January 22, 2021. In connection with this acquisition, shares of the Predecessor Fund’s Investor Class, Institutional Class, Class A and Class C Shares were exchanged for Investor Class, Institutional Class, Class A and Class C Shares of the Fund, respectively. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The performance information set forth below reflects the historical performance of the Predecessor Fund shares. Updated performance information will be available at no cost by calling 1-866-264-8783 and on the Fund’s website at www.usamutuals.com.

Performance Bar Chart Investor Class Calendar Year Ended December 31

Best Quarter:	2nd Quarter 2020	16.79%
Worst Quarter:	1st Quarter 2020	(26.45)%

The Fund’s Investor Class year-to-date return as of the most recent fiscal quarter, which ended June 30, 2022 was (3.76)%.

Performance Table Average Annualized Total Returns (For periods ended December 31, 2021)
Average Annual Total Returns - USA Mutuals Vice Fund	Label	1 Year	5 Years	10 Years	Since Inception [1]	Inception Date
USA Mutuals Vice Fund Investor Class	Return Before Taxes	(1.30%)	4.09%	8.27%	8.24%	Aug. 30, 2002
USA Mutuals Vice Fund Investor Class | Return After Taxes on Distributions		(4.64%)	2.74%	6.97%	7.46%
USA Mutuals Vice Fund Investor Class | Return After Taxes on Distributions and Sale of Fund Shares		1.48%	3.14%	6.61%	6.97%
USA Mutuals Vice Fund Institutional Class	Return Before Taxes	(1.07%)	4.39%		4.23%	Apr. 01, 2014
USA Mutuals Vice Fund Class A	Return Before Taxes	(1.27%)	4.06%	8.25%	8.43%	Dec. 08, 2011
USA Mutuals Vice Fund Class C	Return Before Taxes	(2.03%)	3.34%	7.47%	7.65%	Dec. 08, 2011
MSCI All Country World Index Gross (reflects no deductions for fees, expenses or taxes)		19.04%	14.97%	12.44%	9.80%
[1]	Investor Class Shares commenced operations on August 30, 2002. Institutional Class Shares commenced operations on April 1, 2014. Class A and Class C Shares commenced operations on December 8, 2011.

USA Mutuals All Seasons Fund
FUND SUMMARY – USA MUTUALS ALL SEASONS FUND
Investment Objective:

The Fund seeks capital appreciation and capital preservation with lower volatility throughout market cycles – highly correlated with the Standard & Poor’s (“S&P”) 500® Index in bull markets, and less or negatively correlated in bear markets.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - USA Mutuals All Seasons Fund	USA Mutuals All Seasons Fund Institutional Class	USA Mutuals All Seasons Fund Class Z
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	[1]
[1]	Class Z shares are not currently offered for sale.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - USA Mutuals All Seasons Fund		USA Mutuals All Seasons Fund Institutional Class	USA Mutuals All Seasons Fund Class Z [1]
Management Fees		1.75%	1.75%
Distribution and Service (12b-1) Fees		none	none
Other Expenses		1.70%	1.70%
Acquired Fund Fees and Expenses	[2]	0.01%	0.01%
Total Annual Fund Operating Expenses		3.46%	3.46%
Fee Waiver and Reimbursement	[3]	(1.46%)	(1.46%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement		2.00%	2.00%
[1]	Class Z shares are not currently offered for sale.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Fund’s adviser, USA Mutuals Advisors, Inc. (the “Adviser”), has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31, 2023, to ensure that total annual fund operating expenses after fee waiver and reimbursement (exclusive of front-end or contingent deferred loads, shareholder servicing plan fees, taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses, extraordinary expenses and class specific expenses like distribution (12b-1) fees (collectively, “Excluded Expenses”)) will not exceed 1.99% of the Fund’s average daily net assets for each share class. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years after the fees were waived or reimbursed), if such recoupment can be achieved within the lesser of the expense limitation in place at the time of wavier and the expense limitation in place at the time of recapture. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - USA Mutuals All Seasons Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
USA Mutuals All Seasons Fund Institutional Class	203	927	1,673	3,642
USA Mutuals All Seasons Fund Class Z	203	927	1,673	3,642

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended March 31, 2022, the Fund’s portfolio rate was 0% of the average value of its portfolio.

Principal Investment Strategies:

The Fund, a diversified investment company, pursues its investment objective by employing a discretionary trading strategy which attempts to tactically allocate exposure levels in the U.S. stock market. Specifically, the Adviser invests the portfolio in long and short equity stock index futures, primarily on the S&P 500® Index; however, the Adviser may also invest in stock index futures listed on other equity exchanges.

A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. Although stock index futures contracts call for the actual taking or delivery of cash, in most cases the Fund expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or a loss, before cash settlement is required. The Fund may use stock index futures for hedging or speculation purposes.

The Fund’s investment methodology is based on the Adviser’s quantitative model. The model provides indicative buy and sell prices in the futures market. These futures trades generally are held no more than 5 days. The model uses a broad array of market data to drive its indicators. This may include the following input data:

1)	Price movement of the underlying future

2)	Volatility levels of the underlying future

3)	Volatility of volatility of the underlying future

4)	Options market pricing of the underlying future

The Fund implements short positions by using futures. Short sales are transactions where the Fund sells securities it does not own in anticipation of a decline in the value of the securities. The Fund must borrow the security to deliver it to the buyer. The Fund is then obligated to replace the security borrowed at the market price at the time of replacement. The Fund may enter into a futures contract pursuant to which it agrees to sell an asset (that it does not currently own) at a specified price at a specified point in the future. This gives the Fund a short position with respect to that asset.

The Fund uses leverage through derivatives; however, the only derivatives in which the Fund invests are stock index futures. Leverage includes the practice of borrowing money to purchase securities or borrowing securities to sell them short. Investments in derivative instruments also involve the use of leverage because the amount of exposure to the underlying asset is often greater than the amount of capital required to purchase the derivative instrument. Leverage can increase or decrease the investment returns of the Fund. As a result, the sum of the Fund’s investment exposures may at times exceed the amount of assets invested in the Fund, although these exposures may vary over time.

Buy and sell decisions are at the discretion of the portfolio managers.

Principal Investment Risks:

As with all mutual funds, there is a risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance.

Derivatives Risk. Investing in derivatives, specifically futures contracts, may subject the Fund to losses if the derivatives do not perform as expected. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships.

Futures Contract Risk. In addition to all the risks associated with the underlying, a future, which is a contract that derives its value from the price performance of an underlying entity, such as an asset, index, or interest rate, has additional risks because it is a financial contract rather than a security, including counterparty risk, and liquidity risk. Where futures are used for hedging, lack of the desired or expected correlation between the future and the underlying, known as basis risk, would reduce the desired effectiveness of the hedging instrument.

Leverage Risk. Leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio.

Management Risk. The Adviser may be incorrect in its assessment of the intrinsic value of the securities the Fund holds which may result in a decline in the value of Fund shares and failure to achieve its investment objective. The Fund’s portfolio managers use qualitative analyses and/or models. Any imperfections or limitations in such analyses and models could affect the ability of the portfolio managers to implement strategies.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Short Sales Risk. Short sales risk is the risk of loss associated with any appreciation on the price of a security borrowed in connection with a short sale. The Fund may engage in short sales that are not made “against-the-box,” which means that the Fund may sell short securities even when they are not actually owned or otherwise covered at all times during the period the short position is open. Short sales that are not made “against-the-box” theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase.

Stock Market Risk: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Institutional Class shares for each full calendar year since the inception of the Predecessor Fund (as defined below). The performance table compares the performance of the Fund Institutional Class shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). The Fund acquired all of the assets and liabilities of USA Mutuals Navigator Fund, a series of USA Mutuals, (the “Predecessor Fund”) in a tax-free reorganization on January 22, 2021. In connection with this acquisition, shares of the Predecessor Fund’s Institutional Class Shares were exchanged for Institutional Class Shares of the Fund. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund.

The performance information set forth below reflects the historical performance of the Predecessor Fund shares. Updated performance information will be available at no cost by calling 1-866-264-8783 and on the Fund’s website at www.usamutuals.com.

Performance Bar Chart Institutional Class Calendar Year Ended December 31

Best Quarter:	4th Quarter 2021	15.02%
Worst Quarter:	1st Quarter 2020	(18.52)%

The performance for 2017 was from commencement of the Fund’s operation to December 31, 2017.

The Fund’s Class year-to-date return as of the most recent fiscal quarter, which ended June 30, 2022 was 1.13%.

Performance Table Average Annualized Total Returns (For periods ended December 31, 2021)
Average Annual Total Returns - USA Mutuals All Seasons Fund	Label	1 Year	Since Inception [1]	Inception Date
USA Mutuals All Seasons Fund Institutional Class	Return Before Taxes	11.74%	6.06%	Oct. 13, 2017
USA Mutuals All Seasons Fund Institutional Class | Return After Taxes on Distributions		11.74%	5.53%
USA Mutuals All Seasons Fund Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares		6.95%	4.58%
S&P 500 Total Return Index (reflects no deductions for fees, expenses or taxes)		28.71%	18.07%
[1]	The Predecessor Fund commenced operations on October 13, 2017.